Capital and Reserves	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Text Block [Abstract]
Capital and Reserves
15.	Capital and Reserves
Share capital
As of June 30, 2022 issued share capital is as follows:

(In Euros)	Total Shares	Share Capital
Class A shares of euro 0.12 nominal value each	139,419,121	16,730,295
Class B shares of euro 1.20 nominal value each	23,250,793	27,900,952

Total	162,669,914	44,631,247

During the first six months of 2022 there have been the following share-capital and share premium movements:

(In Euros)	Shares	Price per	Share Capital	Share Premium
At December 31, 2021	161,409,576		44,480,006	322,391,277

January 11, 2022 Kensington Warrant conversion (Class A Shares)	156,699	0.12	18,804	2,205,336
February 1, 2022 Kensington Warrant conversion (Class A Shares)	304,635	0.12	36,556	4,032,336
March 23, 2022 Kensington Warrant conversion (Class A Shares)	22	0.12	3	14,015
April 21, 2022 Stock option plan execution (MSOP/ESOP) (Class A Shares)	100	0.12	12	11,597
April 29, 2022 Stock option plan execution (MSOP/ESOP) (Class A Shares)	17,108	0.12	2,053
May 13, 2022 Stock option plan execution (MSOP/ESOP) (Class A Shares)	183,832	0.12	22,060
May 20, 2022 Stock option plan execution (MSOP/ESOP) (Class A Shares)	113,977	0.12	13,677	233,953
May 27, 2022 Stock option plan execution (MSOP/ESOP) (Class A Shares)	103,789	0.12	12,455
June 3, 2022 Stock option plan execution (MSOP/ESOP) (Class A Shares)	167,278	0.12	20,073
June 10, 2022 Stock option plan execution (MSOP/ESOP) (Class A Shares)	104,096	0.12	12,492	203,023
June 17, 2022 Stock option plan execution (MSOP/ESOP) (Class A Shares)	108,802	0.12	13,056

At June 30, 2022	162,669,914		44,631,247	329,091,537

Nature and purpose of reserves
Consolidated accumulated deficit
As of June 30, 2022, consolidated accumulated deficit amounts to Euros 252,587,423 (Euros 243,895,696 as of December 31, 2021).

Translation reserve
The translation reserve comprises all foreign currency differences arising from the translation of the financial statements of foreign operations, as well as the effective portion of any foreign currency differences arising from hedges of a net investment in a foreign operation. This legal reserve is not freely distributable. This reserve amounts to Euros 12,864,945 as of June 30, 2022 (Euros 2,600,609 as of December 31, 2021).
Other equity components:
Share-based payments
The share-based payments reserve is used to recognize the value of equity-settled share-based payments provided to employees, including key management personnel, as part of their remuneration. This reserve amounts to Euros 25,504,417 as of June 30, 2022 (Euros 5,483,285 as of December 31, 2021). Refer to Note 19 for further details of these plans.
Measurement adjustments to financial assets through OCI
Investments in hedge funds referred to in Note 12 are measured at fair value at year end. The change in their valuation is recognized as other equity components through other comprehensive income amounting to Euros 6,655.

16.	CAPITAL AND RESERVES
Share capital and share premium
On 31 December 2020 share capital of Wallbox Chargers amounted to Euros 196,059 and was represented by 392,118 shares of Euro 0.50 par value each (At 31 December 2019 share capital amounted to Euros 168,650 and was represented by 337,300 shares of Euros 0.50 par value each).
On 16 September 2021, convertible bonds and a convertible note were converted in a capital increase issuance of 147,443 Class A ordinary shares of Wallbox Chargers with a par value of Euros 0.50 each, leading to increases in the share capital and share premium amounting to Euros 73,722 and Euros 87,031,625 respectively (see Note 13).
As indicated in Note 6, on 1 October 2021, pursuant to the Business Combination Agreement each holder of Wallbox Chargers ordinary shares exchanged by means of a contribution in kind its Wallbox Chargers ordinary shares to Wallbox N.V. in exchange for the issuance of shares in accordance with the Exchange Ratio. Therefore, Wallbox Chargers became a wholly owned subsidiary of Wallbox N.V. Consequently, 539,561 Wallbox Chargers ordinary shares of Euro 0.50 par value were exchanged for 106,778,437 Class A ordinary shares of Wallbox N.V. of Euro 0.12 par value and 23,250,793 Class B ordinary shares of Euro 1,20 par value. Consequently. share capital increased by
40 444 584
and the share premium decreased by the same amount.
Furthermore, on 1 October 2021, each share of Kensington’s common stock was exchanged by means of a contribution in kind in exchange for the issuance of Class A Shares, whereby Wallbox issued one Class A Share for each share of new Kensington common stock exchanged, meaning the issuance of 19,861,318 Wallbox Class A ordinary shares of Euro 0.12 par value, and increasing share capital by Euros 2,383,358 and share premium by Euros 151,915,326, which includes the impact of applying IFRS 2 for Euros 72,171,562 (see Note 6 and 22) and the deduction of the net of the transaction costs amounting to Euros 17,397,322 (see Note 6).
Concurrently with the execution of the Business Combination Agreement, Kensington and Wallbox entered into Subscription Agreements (the “Subscription Agreements”), dated 9 June 2021 and 29 September 2021, with certain investors (the “PIPE Investors”), pursuant to which the PIPE Investors agreed to subscribe to and purchase, and Wallbox agreed to issue and sell to such PIPE Investors, an aggregate of 11,100,000 Class A Shares (the “PIPE Shares”) at a price of USD 10.00 per share for an aggregate of USD 111,000,000 in proceeds (the “PIPE Financing”) on the Closing Date. Such 11,100,000 Class A Shares meant a capital increase of Euros 1,332,000 and a rise in share premium of Euros 94,527,600.
In September, 375,000 Wallbox Class A ordinary shares of Euro 0.12 par value were issued, increasing share capital by Euros 45,000.
Finally, as indicated in Note 13, on 23 November 2021 and 21 December 2021, 43,028 and 1,000 Public Warrants, respectively, were converted into 43,028 and 1,000 Wallbox Class A ordinary shares of Euro 0.12 par value, increasing share capital by Euros 5,283 and raising share premium by Euros 635,799.
The share premium is freely distributable, provided that equity is not lower than the aggregate of share capital as a result of such distribution and the legal reserves.
As at 31 December 2021, issued share capital is as follows:

(In Euros)	Total Shares	Share Capital
Class A shares of euro 0.12 nominal value each	138,158,783	16,579,054
Class B shares of euro 1.20 nominal value each	23,250,793	27,900,952

Total	161,409,576	44,480,006

As at 31 December 2021, authorized share capital is as follows:

(In Euros)	Total Shares	Nominal value	Amount
Class A	400,000,000	0.12	48,000,000
Class B	50,000,000	1.2	60,000,000
Conversion shares	2	1	2

Total	450,000,002		108,000,002

Movement of share capital and share premium are as follows:

(In Euros)	Shares	Price per Share	Share Capital	Share Premium
At 1 January 2019	2,436		121,800	6,178,754

31 May 2019 share capital and share premium increase	858	50.00	42,900	10,522,706
4 September 2019 share capital and share premium increase	55	50.00	2,750	674,532
28 November 2019 share capital increase	24	50.00	1,200	—
28 November 2019 share capital split	(3,373)	50.00	(168,650)	—
28 November 2019 share capital split	337,300	0.50	168,650	—

At 31 December 2019	337,300		168,650	17,375,992

17 March 2020 share capital and share premium increase	54,818	0.50	27,409	11,349,519

At 31 December 2020	392,118		196,059	28,725,511

16 September 2021 convertible bonds conversion (see note 13)	147,443	0.50	73,722	87,031,625
1 October 2021 elimination old shares class A and B (see note 3)	(539,561)	0.50	(269,781)	(47,692,005)
1 October 2021 share capital Class A increase (see note 3)	106,778,437	0.12	12,813,413	7,247,421
1 October 2021 share capital Class B increase (see note 3)	23,250,793	1.20	27,900,952	—
1 October 2021 share capital Class A for Kensington (see note 3)*	19,861,318	0.12	2,383,358	151,915,326
1 October 2021 share capital Class A for PIPE (see note 3)	11,100,000	0.12	1,332,000	94,527,600
1 October 2021 share capital Class A increase	375,000	0.12	45,000	—
23 November 2021 Warrant conversion (see note 13)	43,028	0.12	5,163	621,358
21 December 2021 Warrant conversion (see note 13)	1,000	0.12	120	14,441

At 31 December 2021	161,409,576		44,480,006	322,391,277

*	Includes Euros 17,397,322 for transaction costs
All the shares issued have been fully paid at the date of the capital increase. Wallbox Class A ordinary shares and Wallbox Class B ordinary shares provide their holders with same economic rights, but Class B provides them with 10 voting rights and Class A only 1 voting right.
Wallbox Class A Shares began trading on the NYSE under the “WBX” symbol on 4 October 2021.
Nature and purpose of reserves
Consolidated prior years’ accumulated deficit
At 31 December 2021, total consolidated accumulated deficit amounts to Euros 243,895,696 (Euros 20,118,232 at 31 December 2020).

Foreign currency translation reserve
The translation reserve comprises all foreign currency differences arising from the translation of the financial statements of foreign operations, as well as the effective portion of any foreign currency differences arising from hedges of a net investment in a foreign operation. This legal reserve is not freely distributable. This reserve amounts to Euros 2,600,609 at 31 December 2021 (Euros 76,169 at 31 December 2020).
Other equity components
Share-based payments
The share-based payments reserve is used to recognize the value of equity-settled share-based payments provided to employees, including key management personnel, as part of their remuneration. This reserve amounts to Euros 5,483,255 at 31 December 2021 (Euros 3,340,412 at 31 December 2020). Refer to Note 21 for further details of these plans.
Measurement adjustments to financial assets through OCI
Investments in hedge funds referred to in Note 13 are measured at fair value at year end. The change in their valuation is recognized as other equity components through other comprehensive income.